Notes Payable - Summary of Notes Payable (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of notes payable [line items]
Current portion	$ 1,101,468	$ 5,791,787
Non-current portion	60,228,851	38,138,774
Total loans and borrowings	61,330,319	43,930,561
Crown Note [member]
Disclosure of notes payable [line items]
Non-current portion		15,208,256
Total loans and borrowings		15,208,256
Scotia Facility [member]
Disclosure of notes payable [line items]
Current portion	1,101,468	5,791,787
Non-current portion	60,228,851	22,930,518
Total loans and borrowings	$ 61,330,319	$ 28,722,305